Prepaid expenses	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Prepaid expenses
7.	Prepaid expenses
The Group pays commissions to its retail stores and authorized dealers, primarily for wireless telecommunication services based on their performance of attracting new customers and renewing contracts with existing customers, and recognizes costs that would not occur in case of not signing contracts with new and existing customers as prepaid expenses among the commissions. These prepaid expenses are amortized on a straight-line basis over the periods that the Group expects to maintain its customers.

(1)	Details of prepaid expenses as of December 31, 2024 and 2023 are as follows:

(In millions of won)
	December 31, 2024		December 31, 2023
Current assets:
Incremental costs of obtaining contracts	₩	1,881,608	1,882,296
Others		64,002	71,473

	₩	1,945,610	1,953,769

Non-current assets:
Incremental costs of obtaining contracts	₩	1,038,170	1,022,813
Others		70,236	63,294

	₩	1,108,406	1,086,107

(2)	Incremental costs of obtaining contracts
The amortization in connection with incremental costs of obtaining contracts recognized for the years ended December 31, 2024, 2023 and 2022 are as follows:

(In millions of won)
	2024		2023	2022
Amortization recognized	₩	2,493,346	2,505,724	2,485,593